Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Cash and cash equivalents [Text Block]
8.	Cash and cash equivalents

	December 31,	December 31,
	2017	2016
	$	$

Cash	266,785	404,347
Cash equivalents	66,920	94,902
	333,705	499,249

Cash equivalents are comprised of banker’s acceptances bearing a weighted average interest rate of 1.25% and having maturity dates in January 2018. As at December 31, 2017 and 2016, cash held in U.S. dollars amounted respectively to $69.5 million (US$55.4 million) and $243.0 million (US$181.0 million).